Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
NOL carryforwards	$ 44,336	$ 37,322
Fixed assets	2,664	2,565
Accrued liabilities	140	1,115
Inventory	652	222
Interest limitation	674
Charitable contributions	33	37
Lease accounting	52	46
Capitalized R&D expenses	11,919	10,176
Stock-based compensation expense	1,264	305
Total deferred income tax assets	61,734	51,788
Deferred tax liabilities:
Prepaid expenses	(407)	(470)
Total deferred income tax assets and liabilities	61,327	51,318
Less: Valuation allowance	(61,327)	(51,318)
Net deferred income tax assets and liabilities